Income tax (Components of Deferred Income Tax Assets and Liabilities) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
Deferred tax assets, current
Accrued expense and others not currently deductible for tax purposes			[1]	1,262,000	[1]
Total current deferred tax assets, net				1,262,000
Deferred tax assets, non-current
Tax loss carried forward		728,000		1,190,000
Valuation allowance		(728,000)		(1,190,000)
Total non-current deferred tax assets, net
Deferred tax liabilities, non-current
Outside basis difference		(27,005,000)	[2]		[2]
Total deferred tax liabilities	(4,352,000)	(27,005,000)
Aggregated retained earnings and reserves of the VIEs and their subsidiaries		180,034,000

[1]	Shenzhen iDreamSky obtained the relevant approval from relevant tax bureau that it can be exempted from CIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first year of profitable operation after offsetting tax losses generated from prior years. As a result, Shenzhen iDreamSky 2013 and 2014 tax rates were zero, and therefore, no deferred tax assets for the accrued expense and others not currently deductible for tax purposes in relation to Shenzhen iDreamSky were recognized as at December 31, 2014.
[2]	As of December 31, 2013, VIEs and their subsidiaries were still in a position of accumulated loss and no relevant deferred tax liabilities for outside basis difference was recognized. As of December 31, 2014, the deferred tax liabilities were provided on the aggregated retained earnings and reserves of the VIEs and their subsidiaries amounted to RMB180,034,000 that are expected to be recovered by other affiliates of the Group in the future periods.